CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash	$ 405	$ 347
Short-term deposits	5	8
Cash and cash equivalents	$ 410	$ 355	$ 304	$ 342